Exchange Rate Differences on Gold and Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 4,494,719	$ 10,637,532	$ 17,858,586
For Purchase sale of foreign currency [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	2,066,195	7,699,878	25,983,226
For Valuation of Assets and Liabilities in Foreign Currency [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 2,428,524	$ 2,937,654	$ (8,124,640)